UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-02297

                         Stratton Mid Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

Stratton Mid Cap Value Fund, Inc.

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610-941-0888

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

1

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2015 (unaudited)

Stratton Mid Cap Value Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 96.3%
Consumer Discretionary – 12.9%
Cabela’s, Inc.†	19,700	$1,102,806
Macy’s, Inc.	26,700	1,733,097
Magna International, Inc.	32,840	1,762,194
Mohawk Industries, Inc.†	16,200	3,009,150
Royal Caribbean Cruises Ltd.	13,900	1,137,715
VF Corp.	12,200	918,782

		9,663,744

Consumer Staples – 5.1%
Casey’s General Stores, Inc.	22,200	2,000,220
Energizer Holdings, Inc.	13,200	1,822,260

		3,822,480

Energy – 4.4%
Cabot Oil & Gas Corp.	39,300	1,160,529
Phillips 66	16,300	1,281,180
Superior Energy Services, Inc.	37,800	844,452

		3,286,161

Financial Services – 29.4%
Affiliated Managers Group, Inc.†	6,400	1,374,592
American Financial Group, Inc.	24,400	1,565,260
Ameriprise Financial, Inc.	10,500	1,373,820
DDR Corp. REIT	80,600	1,500,772
East West Bancorp, Inc.	43,600	1,764,056
EastGroup Properties, Inc. REIT	13,000	781,820
First Republic Bank/CA	19,800	1,130,382
Fiserv, Inc.†	19,600	1,556,240
Highwoods Properties, Inc. REIT	32,900	1,506,162
KeyCorp.	115,000	1,628,400
The Macerich Co. REIT	21,300	1,796,229
Medical Properties Trust, Inc. REIT	55,000	810,700
RLJ Lodging Trust REIT	47,200	1,477,832
SVB Financial Group†	12,800	1,626,112
Torchmark Corp.	24,000	1,318,080
Weyerhaeuser Co. REIT	23,300	772,395

		21,982,852

Health Care – 16.1%
Actavis Plc†	4,800	1,428,576
Becton, Dickinson & Co.	10,900	1,565,131
ICON Plc†	36,800	2,595,504
Mylan NV†	35,600	2,112,860
PerkinElmer, Inc.	26,500	1,355,210
Thermo Fisher Scientific, Inc.	10,800	1,450,872
Zimmer Holdings, Inc.	12,900	1,516,008

		12,024,161

	Number of Shares	Market Value (Note A)
Materials & Processing – 4.3%
CF Industries Holdings, Inc.	6,600	$1,872,288
Westlake Chemical Corp.	18,400	1,323,696

		3,195,984

Producer Durables – 10.7%
American Airlines Group, Inc.	25,500	1,345,890
Avery Dennison Corp.	28,600	1,513,226
Generac Holdings, Inc.†	20,500	998,145
The Greenbrier Companies, Inc.	17,400	1,009,200
MasTec, Inc.†	36,600	706,380
United Rentals, Inc.†	15,700	1,431,212
WESCO International, Inc.†	14,300	999,427

		8,003,480

Technology – 10.6%
Activision Blizzard, Inc.	79,200	1,799,820
Arrow Electronics, Inc.†	20,400	1,247,460
CDW Corp.	20,000	744,800
NXP Semiconductors NV†	11,400	1,144,104
PTC, Inc.†	43,600	1,577,012
Skyworks Solutions, Inc.	13,900	1,366,231

		7,879,427

Utilities – 2.8%
Southwest Gas Corp.	36,000	2,094,120

Total Common Stocks (Cost $55,337,343)		71,952,409

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS March 31, 2015 (unaudited) (continued)

Stratton Mid Cap Value Fund

	Principal Amount	Market Value (Note A)
SHORT-TERM INVESTMENTS – 3.1%
BNY Mellon Cash Reserve 0.01%, due 04/01/15	$2,317,394	$2,317,394

Total Short-Term Investments (Cost $2,317,394)		2,317,394

Total Investments — 99.4% (Cost $57,654,737*)		74,269,803

Other Assets Less Liabilities — 0.6%		420,633

NET ASSETS — 100.0%		$74,690,436

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $57,654,737 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$17,391,508
Gross unrealized depreciation	(776,442)

Net unrealized appreciation	$16,615,066

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s investments as of March 31, 2015 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$74,269,803	$106,023,215	$1,459,559,704
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$74,269,803	$106,023,215	$1,459,559,704

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three month period ended March 31, 2015, the Funds did not recognize any transfers to/from Level 1, 2 or 3.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2015 (unaudited)

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2015.

As of December 31, 2014, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes in the amount of $484,746, which is available to reduce future required distributions of net capital gains to shareholders. This amount is available through 2018. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund had deferred short-term qualified late-year capital losses of $512,876 and the Small Cap Value Fund had deferred short-term qualified late-year capital losses of $470,227 and deferred long-term qualified late-year capital losses of $10,435,575 for the year ending December 31, 2014. The Real Estate Fund had no deferred qualified late-year losses for the year ending December 31, 2014.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stratton Mid Cap Value Fund, Inc.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date May 18, 2015

By (Signature and Title)* /s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer (principal financial officer)

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.